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This amendment (check only one): [ ] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: TRAFALGAR ASSET MANAGERS LTD
Address: 55 Baker St
London W1U 8EW, United Kingdom

Form 13f - File Number: 028-11791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Mr N. Turdean
Title: Compliance Officer
Phone: +44-207-563-9401

Signature, Place and Date of Signing

Nick Turdean
London
May 14, 2009.

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY

NUMBER OF OTHER INCLUDED MANAGERS:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL: 	35
FORM 13F INFORMATION TABLE VALUE TOTAL:		$142,162.29
						(thousands)


COLUMN 1        COL2  COL3      COL4     COL5             COL6  COL7  COL8

NAME OF ISSUER  CLASS CUSIP     VALUE    SHS OR    SH/PUT INV   OTHR  VOT
                                                                      AUTH
			        X$1000   PRN AMT   PRNCAL DISC  MGRS  SOLE

Cardiome Pharma COM   14159U202 136.8    45,000    SH     SOLE  NONE  45,000
iShares Silver 	ISHRS 46428Q109 154.08   12,000    SH     SOLE  NONE  12,000
Pfizer Inc	COM   717081103 139.9    10,000    SH     SOLE  NONE  10,000
Dell Inc	COM   24702R101 1185.3   124,506   SH     SOLE  NONE  124,506
Washington Mut	COM   939322103 124.55   2,350,000 SH     SOLE  NONE  2,350,000
Berks Hathaway 	COM   084670207 338.28   120 	   SH     SOLE  NONE  120
eBay Inc	COM   278642103 131.3    10,000    SH     SOLE  NONE  10,000
Federal Agri	COM   313148306 44.01    16,120    SH     SOLE  NONE  16,120
Gen Elec Co	COM   369604103 127.13   12,500    SH     SOLE  NONE  12,500
ZVUE Corp	COM   988801106 0.48 	 30,000    SH     SOLE  NONE  30,000
Wells Fargo 	COM   949746101 3061.07  211,400   SH     SOLE  NONE  211,400
Air Trans Serv 	COM   00922R105 391.92   496,098   SH     SOLE  NONE  496,098
Oilsands Q Inc	WRNT  678046111 14.4 	 20,000    SH     SOLE  NONE  20,000
Activision Bliz	COM   00507V109 131.13   12,500    SH     SOLE  NONE  12,500
CurrencyShs CDN	CDN$  23129X105 323.15   4,074 	   SH     SOLE  NONE  4,074
US Bancorp	CALL  902973904 210.38   14,400    CALL   SOLE  NONE  14,400
Deutsche Bank 	COM   000361955 38270.41 925,300   SH     SOLE  NONE  925,300
HSBC Hldgs 	ADR   404280406 22423.44 759,859   SH     SOLE  NONE  759,859
Allergan Inc US	CALL  18490902  1194.00  25,000    CALL   SOLE  NONE  25,000
Bank of America COM   60505104  705.00   100,000   SH     SOLE  NONE  100,000
Citigroup Inc	COM   172967101 66.73    24,900    SH     SOLE  NONE  24,900
CV Therapeutics	COM   126667104 1493.25  75,000    SH     SOLE  NONE  75,000
Genentech Inc	CALL  368710906 58340.07 614,300   CALL   SOLE  NONE  614,300
HSBC Holdings 	CALL  404280906 558.76 	 19,800    CALL   SOLE  NONE  19,800
DryShips Inc	CALL  Y2109Q901 1588.08  312,000   CALL   SOLE  NONE  312,000
Mrkt Vctrs Gold CALL  57060U900 3688.00  100,000   CALL   SOLE  NONE  100,000
FportMcMR C&G	CALL  35671D907 838.42 	 22,000    CALL   SOLE  NONE  22,000
Smith/Wess Hldg CALL  831756901 795.84 	 132,200   CALL   SOLE  NONE  132,200
Barrick Gld Crp	CALL  67901908  1621.00  50,000    CALL   SOLE  NONE  50,000
Genco Ship&Trad	CALL  Y2685T907 193.74 	 15,700    CALL   SOLE  NONE  15,700
Smith/Wess Hld 	CALL  831756901 521.33 	 86,600    CALL   SOLE  NONE  86,600
Gen Elec Co	CALL  464288901 1577.16  156,000   CALL   SOLE  NONE  156,000
HSBC Hldgs 	ADR   404280956 558.76 	 19,800    SH     SOLE  NONE  19,800
Sun Microsys	PUT   866810953 739.32 	 101,000   PUT    SOLE  NONE  101,000
Sun Microsys	PUT   866810953 216.67 	 29,600    PUT    SOLE  NONE  29,600
CV Theraptcs	PUT   126667954 258.44 	 13,000    PUT    SOLE  NONE  13,000


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